Depreciation, amortization and impairment of assets	6 Months Ended
Jun. 30, 2022
Detailed Information About Depreciation Amortization And Impairment Of Assets [Abstract]
Depreciation, amortization and impairment of assets
6. Depreciation, amortization and impairment of assets
The following table provides a breakdown for depreciation, amortization and impairment of assets:

	For the six months ended June 30,
(€ thousands)	2022	2021
Depreciation and amortization	(84,464)	(74,344)
of which:
Right-of-use assets	(58,547)	(50,890)
Property, plant and equipment and investment property	(19,713)	(18,766)
Intangible assets with a finite useful life	(6,204)	(4,688)
Impairment	(3,740)	(4,261)
of which:
Right-of-use assets	(2,764)	(3,893)
Property, plant and equipment	(530)	(353)
Intangible assets	(446)	(15)
Total depreciation, amortization and impairment of assets	(88,204)	(78,605)
Impairment of right-of-use assets and property, plant and equipment for the six months ended June 30, 2022 and 2021, are primarily related to the stores in Hong Kong that are part of the Zegna Segment, due to the ongoing developments in the area that could affect future cash flow generation.